Schedule of Earnings Per Share Basic and Diluted (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Weighted average shares outstanding:
Basic weighted average shares outstanding	16,744	9,422
Diluted weighted average shares outstanding	16,744	9,422
Strong Global Entertainment Inc [Member]
Weighted average shares outstanding:
Basic weighted average shares outstanding	7,877,000	6,000,000	6,922,000	6,000,000
Dilutive effect of stock options and certain non-vested restricted stock units	$ 6
Diluted weighted average shares outstanding	7,883,000	6,000,000	6,978,000	6,000,000